Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Regular Distributions Declared	The following tables present the monthly regular distributions that were declared and payable during the years ended December 31, 2024 and 2023:

		Gross Distribution Per Share
Record Date	Payment Date(1)	Class I	Class S	Class D
February 28, 2025	March 25, 2025	$0.21430	$0.21430	$0.21430
March 31, 2025	April 23, 2025	$0.21430	$0.21430	$0.21430
April 30, 2025	May 22, 2025	$0.21430	$0.21430	$0.21430
May 30, 2025	June 25, 2025	$0.21430	$0.21430	$0.21430
June 30, 2025	July 23, 2025	$0.21430	$0.21430	$0.21430
(1)	The distributions for each class of the Fund’s Common Shares will be paid on or about the payment dates above.